First-time adoption - Disclosure of Reconcilation of Retained Earnings due to First Time Adoption (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Reconciliation of retained earnings [line items]
Retained earnings	¥ 24,104,176	¥ 22,234,061	¥ 20,613,776
Adjustment of recognition and measurement [Member]
Reconciliation of retained earnings [line items]
Retained earnings		(1,193,552)	(1,373,738)
Fair value measurement of equity financial assets [Member] | Adjustment of recognition and measurement [Member]
Reconciliation of retained earnings [line items]
Retained earnings		(799,568)	(990,815)
Exchange differences on translating foreign operations [Member] | Adjustment of recognition and measurement [Member]
Reconciliation of retained earnings [line items]
Retained earnings		(649,532)	(649,532)
Retirement benefit obligations for defined benefit plans [Member] | Adjustment of recognition and measurement [Member]
Reconciliation of retained earnings [line items]
Retained earnings		(324,014)	(265,867)
Subtotal [Member] | Adjustment of recognition and measurement [Member]
Reconciliation of retained earnings [line items]
Retained earnings		(1,773,114)	(1,906,213)
Capitalization of cost incurred for development of product [Member] | Adjustment of recognition and measurement [Member]
Reconciliation of retained earnings [line items]
Retained earnings		432,202	410,531
Unification of a reporting period [Member] | Adjustment of recognition and measurement [Member]
Reconciliation of retained earnings [line items]
Retained earnings		51,480	85,211
Others [Member] | Adjustment of recognition and measurement [Member]
Reconciliation of retained earnings [line items]
Retained earnings		¥ 95,880	¥ 36,732